Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument
Total debt	$ 1,426,363	$ 1,867,497
Original issue discount	(15,641)	(13,434)
Deferred financing costs	(10,353)	(10,839)
Total debt, net of original issue discount and deferred financing costs	1,400,369	1,843,224
Less: current portion	0	0
Total long-term debt, excluding current portion	1,400,369	1,843,224
Term Loan Facility
Debt Instrument
Total debt	671,710	947,497
Term Loan Facility | New Term Loan Facility
Debt Instrument
Total debt	459,653	0
Senior Notes | 5.750% Senior Notes due 2025 [Member]
Debt Instrument
Total debt	295,000	295,000
Senior Notes | 6.75% Senior Secured Notes due 2022
Debt Instrument
Total debt	0	625,000
ABL Facility
Debt Instrument
Total debt	$ 0	$ 0